PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)	1 Months Ended				12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	Jan. 31, 2021 shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2019 subsidiary	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 shares	Dec. 31, 2009 $ / shares
PRINCIPAL ACCOUNTING POLICIES
Accumulated deficit					$ (458,578,915)				¥ (2,992,227,421)		¥ (3,410,856,231)
Current liabilities exceeded total assets					48,400,000				315,900,000
Exercise Price | $ / shares														$ 19.50
Net proceeds					7,268,995	¥ 47,430,195	¥ 0	¥ 0
Cash equivalents, bank deposits | $					4,600,000					$ 350,000
Cash and cash equivalents					4,857,661			4,256,449	31,696,237	$ 1,549,907	10,113,141	¥ 142,624,020
Allowance for doubtful accounts receivable					15,862	103,501	169,416	109,939
Allowance for doubtful accounts written off					300,000	2,100,000	3,200,000	22,200,000
Advertising expenses					20,000	100,000	200,000	300,000
Unrestricted government subsidies from local government					$ 20,000	¥ 100,000	¥ 1,200,000	¥ 1,600,000
Deferred Revenue | ¥									0		200,000
Number of subsidiaries disposed off | subsidiary				3
Number of operating segment | segment					1	1
Share Offering
PRINCIPAL ACCOUNTING POLICIES
Net proceeds | $			$ 8,100,000
Share Offering | Class A Ordinary Shares
PRINCIPAL ACCOUNTING POLICIES
Number of shares issued			70,500,000
Number of shares represented by each ADS			30
Share Offering | ADS
PRINCIPAL ACCOUNTING POLICIES
Number of warrants issued			27,025,000
Number of shares called by warrants			2,702,500
Number of shares called by each warrant			0.1
Over-allotment option | ADS
PRINCIPAL ACCOUNTING POLICIES
Number of shares issued			3,525,000
Number of shares called by warrants			352,500
Exercise Price | $ / shares			$ 3.70
Representative warrants | Share Offering | Class A Ordinary Shares
PRINCIPAL ACCOUNTING POLICIES
Number of shares represented by each ADS			30
Representative warrants | Share Offering | ADS
PRINCIPAL ACCOUNTING POLICIES
Number of shares called by warrants			117,500
Exercise Price | $ / shares			$ 4.07
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents					$ 200,000				¥ 1,100,000		¥ 7,600,000
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Share ownership for investments accounted for under equity method (as a percent)					34.71%				34.71%
Subsequent Event | Class A Ordinary Shares
PRINCIPAL ACCOUNTING POLICIES
Number of shares issued		8,108,100
Number of warrants issued		207,891,840
Subsequent Event | ADS
PRINCIPAL ACCOUNTING POLICIES
Authorized shares to shell	100,000,000
Period to sell authorized shares	36 months
Subsequent Event | Convertible notes issued to Iliad
PRINCIPAL ACCOUNTING POLICIES
Conversion Price | $ / shares	$ 14.00
Subsequent Event | Convertible notes issued to Streeterville, one
PRINCIPAL ACCOUNTING POLICIES
Threshold amount for redemption per calendar month | $	$ 840,000
Redemption premium percentage	10.00%
Prepayment premium percentage	15.00%
Number of days in a year considered for interest rate determination | $	360
Period for exercising the right to convert	6 months
Term of convertible note (in years)	1 year
Subsequent Event | Convertible notes issued to Streeterville, one | Class A Ordinary Shares
PRINCIPAL ACCOUNTING POLICIES
Number of shares represented by each ADS	30
Repurchase price of shares | $ / shares	$ 0.0001
Ordinary shares	10,000,000
Aggregate consideration | $	$ 5,000,000
Subsequent Event | Convertible notes issued to Streeterville, one | ADS
PRINCIPAL ACCOUNTING POLICIES
Ordinary shares	50,000
Subsequent Event | Convertible notes issued to Streeterville, one | Convertible notes issued to Iliad
PRINCIPAL ACCOUNTING POLICIES
Principal amount | $	$ 5,000,000
Interest rate (as a percent)	6.00%
Conversion Price | $ / shares	$ 14
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period					1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Number of shares called by warrants													4,778,846
Share-based awards vesting period					4 years	4 years
Land use right
PRINCIPAL ACCOUNTING POLICIES
Intangible Assets, useful life					44 years	44 years